Retirement Plans (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Retirement Plans (Textuals) [Abstract]
Interest rate of defined benefit pension plans, Minimum	5.00%
Interest rate of defined benefit pension plans, maximum	10.00%
Net funded status related to the defined benefit pension plans	$ (486)	$ (443)	$ (383)
Estimated portion of the net actuarial loss that is expected to be recognized as a component of net periodic pension benefit cost in 2013	73
Net prior service cost that is expected to be recognized as a component of net periodic pension benefit cost	(1)
Expected contribution in next year	46
Weighted-average discount rate used to determine net periodic benefit cost	4.60%	5.00%	5.30%
Weighted-average assumptions used to determine net periodic pension benefit costs	5 to 15 years
Defined Contribution Pension [Member]
Retirement Plans (Textuals) [Abstract]
Number of shares held of company stock for employees by RSP	10	11
Maximum percentage of total pay that the employee can be matched by the Company	5.00%
Additional annual conversion contributions of total pay that are provided into the RSP	8.00%
Total expense for all defined contribution retirement plans	254	252	217
Minimum percentage of an employee's eligible compensation used to calculate an annual profit-sharing contribution to the employee	0.00%
Maximum percentage of an employee's eligible compensation used to calculate an annual profit-sharing contribution to the employee	5.00%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Retirement Plans (Textuals) [Abstract]
Estimated portion of the net actuarial loss that is expected to be recognized as a component of net periodic pension benefit cost in 2013	0
Expected contribution in next year	$ 21
Weighted-average discount rate used to determine net periodic benefit cost	4.40%	4.90%	5.40%